Cover	Mar. 30, 2022
Cover [Abstract]
Entity Registrant Name	General Enterprise Ventures, Inc.
Entity Central Index Key	0000894556
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 30, 2022
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	87-0485313
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	033-55254-38
Entity Address Address Line 1	1740H Del Range Blvd
Entity Address Address Line 2	Suite 166
Entity Address City Or Town	Cheyenne
Entity Address State Or Province	WY
Entity Address Postal Zip Code	82009
City Area Code	800
Local Phone Number	401-4535